Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, we grant stock options to our employees, including the named executive officers. Historically, we have granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants at the regularly scheduled meeting of the Compensation Committee occurring in the first quarter of the fiscal year. Also, non-employee directors receive automatic grants of initial and annual stock option awards at the time of a director’s initial appointment or election to the Board and at the close of business on the date of each of our annual stockholder meetings, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the section heading “Director Compensation—Non-Employee Director Compensation Policy.” We do not otherwise maintain any written policies on the timing of awards of stock options, SARs, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	From time to time, we grant stock options to our employees, including the named executive officers. Historically, we have granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants at the regularly scheduled meeting of the Compensation Committee occurring in the first quarter of the fiscal year. Also, non-employee directors receive automatic grants of initial and annual stock option awards at the time of a director’s initial appointment or election to the Board and at the close of business on the date of each of our annual stockholder meetings, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the section heading “Director Compensation—Non-Employee Director Compensation Policy.” We do not otherwise maintain any written policies on the timing of awards of stock options, SARs, or similar instruments with option-like features.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false